CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
REVENUES
Revenues from mining operations	$ 336,424		$ 459,561		$ 756,846		$ 932,495
COSTS, EXPENSES AND OTHER INCOME
Production (1)	225,951	[1]	219,906	[1]	456,004	[1]	434,941	[1]
Exploration and corporate development	11,326		34,286		19,897		57,394
Amortization of property, plant and mine development (note 5)	70,128		66,310		140,199		130,863
General and administrative (note 15)	28,385		32,015		65,705		65,943
Impairment loss on available-for-sale securities (note 8)	17,313		11,581		28,308		11,581
Provincial capital tax	(1,504)		4,001		(1,504)		4,001
Interest expense (note 9)	13,735		14,220		27,651		28,667
Interest and sundry expense (income)	3,734		23		3,946		(246)
Loss (gain) on derivative financial instruments (notes 4 and 10)	1,936		4,321		(1,046)		3,426
Loss on sale of available-for-sale securities (note 8)			6,731				6,731
Foreign currency translation (gain) loss	(11,120)		(11,009)		(7,462)		4,508
Income (loss) before income and mining taxes	(23,460)		77,176		25,148		184,686
Income and mining taxes	920		33,904		25,669		62,866
Net income (loss) for the period	(24,380)		43,272		(521)		121,820
Net income (loss) per share - basic (note 6) (in dollars per share)	$ (0.14)		$ 0.25		$ 0.00		$ 0.71
Net income (loss) per share - diluted (note 6) (in dollars per share)	$ (0.14)		$ 0.25		$ 0.00		$ 0.71
Cash dividends declared per common share (in dollars per share)	$ 0.22		$ 0.20		$ 0.22		$ 0.40
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the period	(24,380)		43,272		(521)		121,820
Available-for-sale securities and other investments:
Unrealized loss	(20,802)		(22,058)		(20,975)		(37,077)
Reclassification to impairment loss on available-for-sale securities (notes 4 and 8)	17,313		11,581		28,308		11,581
Reclassification to realized loss on sale of available-for-sale securities (notes 4 and 8)			6,731				6,731
Derivative financial instruments (notes 4 and 10):
Unrealized (loss) gain	(1,932)		(5,540)		(1,851)		1,734
Reclassification to production costs			527				17
Reclassification to interest expense	10				20
Pension benefits:
Reclassification to general and administrative expense	131		1,379		262		1,603
Income tax impact of reclassification items	(37)		(502)		(74)		(427)
Income tax impact of other comprehensive income (loss) items	508		1,196		489		(723)
Other comprehensive income (loss) for the period	(4,809)		(6,686)		6,179		(16,561)
Comprehensive income (loss) for the period	$ (29,189)		$ 36,586		$ 5,658		$ 105,259

[1]	Exclusive of amortization shown separately below